Accumulated Other Comprehensive Loss (Details) $ in Millions	12 Months Ended
Mar. 31, 2022 USD ($)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 1,060.8
Other comprehensive (loss) gain	(15.4)
Ending balance	1,332.9
Accumulated Other Comprehensive (Loss) Gain
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(6.6)
Ending balance	(22.0)
Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0.2
Other comprehensive (loss) gain	0.0
Ending balance	0.2
Pension Actuarial Gain (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0.4
Other comprehensive (loss) gain	(0.7)
Ending balance	(0.3)
Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(7.2)
Other comprehensive (loss) gain	(14.7)
Ending balance	$ (21.9)